Tweedy, Browne Global Value Fund
Portfolio of Investments

December 31, 2020 (Unaudited)

Shares		Value*

COMMON STOCKS—98.6%

	Canada—1.1%
1,124,700	National Bank of Canada	$63,244,512
	Miscellaneous Security (a)	1,879,698

		65,124,210

	China—5.1%
551,250	A-Living Smart City Services Co. Ltd.	2,446,306
405,725	Alibaba Group Holding, Ltd., Sponsored ADR (b)	94,424,379
812,797	Baidu Inc., Sponsored ADR (b)	175,759,223
11,715,000	Dali Foods Group Co., Ltd.	6,694,587
7,801,470	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	23,276,436
6,463,000	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	9,594,298

		312,195,229

	Czech Republic—0.0%(c)
2,800	Philip Morris CR a.s.	1,955,461

	France—14.5%
12,044,020	Bollore SA	49,941,600
865,012	Cie Generale des Etablissements Michelin	111,549,431
5,798,647	CNP Assurances (b)	94,357,372
376,845	Rubis SCA	17,447,963
1,412,745	Safran SA (b)	200,545,245
5,560,065	SCOR SE (b)	180,629,783
2,927,083	Tarkett SA (b)	51,590,709
4,310,260	Total SA	186,329,792

		892,391,895

	Germany—7.4%
1,300,155	BASF SE	102,927,565
1,682,955	Henkel AG & Co., KGaA	162,422,749
888,159	Krones AG	71,714,031
42,354	KSB SE & Co., KGaA	14,532,436
335,965	Muenchener Rueckversicherungs AG	99,979,270

		451,576,051

	Hong Kong—2.5%
7,421,500	CK Hutchison Holdings, Ltd.	51,806,331
26,265,000	Emperor Entertainment Hotel, Ltd.	3,594,483
5,639,882	Great Eagle Holdings, Ltd.	15,495,383
15,995,508	Hang Lung Group, Ltd.	39,754,873
1,308,600	Jardine Strategic Holdings, Ltd.	32,527,745
1,555,000	Kingboard Holdings Ltd.	6,559,678
59,000	Miramar Hotel & Investment	98,985
10,820,000	Tai Cheung Holdings, Ltd.	6,599,737

		156,437,215

	Italy—1.2%
4,365,000	SOL SpA	74,771,140

	Japan—4.7%
93,500	ADEKA Corp.	1,635,109
4,092,400	Astellas Pharma, Inc.	63,371,876

Shares		Value*

	Japan (continued)
1,992,700	Ebara Corp.	$65,223,673
1,001,300	Fuji Seal International, Inc.	19,592,179
57,600	Konishi Co., Ltd.	935,033
2,824,800	Kuraray Co., Ltd.	30,079,016
1,327,600	NGK Spark Plug Co., Ltd.	22,673,564
164,400	Nippon Kanzai Co., Ltd.	3,304,742
7,800	Okamoto Industries, Inc.	299,246
193,700	Shizuoka Gas Co., Ltd.	1,942,495
2,568,000	Yamaha Motor Co., Ltd.	52,420,600
1,801,700	Zeon Corp.	25,884,254

		287,361,787

	Mexico—1.2%
1,533,895	Coca-Cola FEMSA SA de CV, Sponsored ADR (d)	70,712,560

	Netherlands—4.1%
2,676,606	Heineken Holding NV	251,542,875

	Philippines—0.1%
22,609,020	Alliance Global Group, Inc.	4,991,674

	Singapore—5.2%
8,435,600	DBS Group Holdings, Ltd.	159,854,738
9,208,541	United Overseas Bank, Ltd.	156,948,271

		316,803,009

	South Korea—2.2%
232,215	Dongsuh Companies Inc.	7,265,300
144,547	Hankook Technology Group Co., Ltd.	1,953,859
210,000	Hyundai Mobis Co., Ltd.	49,426,894
131,339	Kangnam Jevisco Co., Ltd.	2,662,353
815,800	LG Corp.	65,829,260
132,553	Samchully Co., Ltd.	9,947,588

		137,085,254

	Sweden—2.5%
661,300	Autoliv, Inc.	60,905,730
4,155,999	Trelleborg AB, Class B (b)	92,482,264

		153,387,994

	Switzerland—16.3%
218,165	Coltene Holding AG	21,225,397
3,210	Conzzeta AG, Registered	3,953,939
2,686,824	Nestlé SA, Registered	318,098,065
80	Neue Zuercher Zeitung (b)	469,710
1,685,151	Novartis AG, Registered	158,912,696
68,178	Phoenix Mecano AG (e)	35,826,326
722,565	Roche Holding AG	252,052,711
429,703	TX Group AG	34,389,726
423,102	Zurich Insurance Group AG	178,576,498

		1,003,505,068

	Thailand—0.9%
14,171,579	Bangkok Bank Public Co., Ltd., NVDR	56,035,983

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Portfolio of Investments

December 31, 2020 (Unaudited)

Shares		Value*

	United Kingdom—18.0%
12,053,675	Babcock International Group plc (b)	$46,041,585
17,143,791	BAE Systems plc	114,282,081
16,437,000	CNH Industrial NV (b)	206,941,293
6,329,663	Diageo plc	250,356,202
8,418,226	GlaxoSmithKline plc	153,974,441
5,273,360	Inchcape plc (b)	46,404,099
11,937,289	Johnson Service Group plc (b)	22,844,748
17,304,144	Lookers plc (b)(f)	4,967,319
5,000,000	Standard Chartered plc (b)	31,736,943
1,369,620	Unilever plc	83,060,955
2,283,205	Unilever plc (Ordinary Shares)	136,877,121
16,292,379	Vertu Motors plc	7,318,252

		1,104,805,039

	United States—11.6%
75,488	Alphabet Inc., Class A (b)	132,303,288
75,695	Alphabet Inc., Class C (b)	132,608,557
787,700	Bank of New York Mellon Corp./The	33,429,988
433	Berkshire Hathaway Inc., Class A (b)	150,603,895
301	Berkshire Hathaway Inc., Class B (b)	69,793
2,814,225	Cisco Systems, Inc.	125,936,569
860,002	Johnson & Johnson	135,347,115

		710,299,205

TOTAL COMMON STOCKS (Cost $3,432,781,891)		6,050,981,649

PREFERRED STOCKS—0.6%

	Chile—0.4%
11,044,000	Embotelladora Andina SA, Class A	24,559,493

	Croatia—0.2%
166,388	Adris Grupa d.d. (b)	10,303,331

	Germany—0.0%(c)
70,000	Villeroy & Boch AG	1,227,599

TOTAL PREFERRED STOCKS (Cost $35,833,993)		36,090,423

REGISTERED INVESTMENT COMPANY—2.8%
170,343,344	Dreyfus Treasury Securities Cash Management– Institutional Shares 0.01% (g) (Cost $170,343,344)	170,343,344

Face Value		Value*

U.S. TREASURY BILL—2.0%
$ 125,000,000	0.111%(h), due 04/15/2021(d) (Cost $124,960,278)	$124,971,068

INVESTMENTS IN SECURITIES (Cost $3,763,919,506)	104.0%	6,382,386,484
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(3.0)	(183,308,507)
OTHER ASSETS AND LIABILITIES (Net)	(1.0)	(61,340,204)

NET ASSETS	100.0%	$6,137,737,773

*	See Note 1 in Notes to Portfolio of Investments
(a)	Represents an issuer where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $1,879,698 represents 0.03% of the net assets of the Fund.
(b)	Non-income producing security.
(c)	Amount represents less than 0.1% of net assets.
(d)	This position has been segregated to cover certain open forward contracts. At December 31, 2020, liquid assets totaling $195,683,628 have been segregated to cover such open forward contracts.
(e)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(f)	Investments determined using significant unobservable inputs (Level 3). The value of such security is $4,967,319 or 0.08% of net assets.
(g)	Rate disclosed is the 7-day yield at December 31, 2020.
(h)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	— American Depositary Receipt
NVDR	— Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Sector Diversification

December 31, 2020 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Capital Goods	16.4%
Pharmaceuticals, Biotechnology & Life Sciences	12.4
Insurance	11.5
Beverage	9.3
Food	7.7
Banks	7.6
Automobiles & Components	4.8
Materials	4.3
Internet Software & Services	4.3
Household & Personal Products	4.0
Energy	3.0
Software & Services	2.9
Technology Hardware & Equipment	2.6
Retailing	2.6
Commercial Services & Supplies	1.2
Real Estate	1.0
Transportation	0.8
Diversified Financials	0.6
Media	0.6
Utilities	0.6
Health Care Equipment & Services	0.3
Consumer Services	0.1
Tobacco	0.0	*

Total Common Stocks	98.6
Preferred Stocks	0.6
Registered Investment Company	2.8
U.S. Treasury Bill	2.0
Unrealized Depreciation on Forward Contracts	(3.0)
Other Assets and Liabilities (Net)	(1.0)

Net Assets	100.0%

*	Amount represents less than 0.1% of net assets

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Portfolio Composition

December 31, 2020 (Unaudited)

Portfolio Composition	Percentage of Net Assets

United Kingdom	18%
Switzerland	16
France	15
United States	12
Germany	7
Singapore	5
China	5
Japan	5
Other Countries(a)	16
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net) (b)	1

Total	100%

(a) “Other Countries” include Canada, Chile, Croatia, Czech Republic, Hong Kong, Italy, Mexico, Netherlands, Philippines, South Korea, Sweden, and Thailand

(b)	Includes Unrealized Depreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Schedule of Forward Exchange Contracts

December 31, 2020 (Unaudited)						Unrealized
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/20*	Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
28,000,000	Canadian Dollar	BNY	5/03/21	$21,944,692	$21,983,290	$38,598
45,000,000	Canadian Dollar	NTC	9/10/21	35,282,495	35,332,939	50,444
40,000,000	Great Britain Pound Sterling	JPM	1/12/21	51,712,560	54,683,109	2,970,549
4,000,000,000	Japanese Yen	NTC	3/25/21	36,989,088	38,779,664	1,790,576
50,000,000	Singapore Dollar	SSB	1/04/21	37,761,498	37,831,572	70,074
TOTAL				$183,690,333	$188,610,574	$4,920,241

FORWARD EXCHANGE CONTRACTS TO SELL(a)
28,000,000	Canadian Dollar	BNY	5/03/21	$(20,012,865)	$(21,983,291)	$(1,970,426)
45,000,000	Canadian Dollar	NTC	9/10/21	(34,250,485)	(35,332,939)	(1,082,454)
24,000,000	Canadian Dollar	NTC	10/07/21	(18,045,113)	(18,844,516)	(799,403)
50,000,000	Canadian Dollar	SSB	12/29/21	(38,965,573)	(39,261,434)	(295,861)
5,500,000,000	Chilean Peso	SSB	3/15/21	(6,561,288)	(7,741,653)	(1,180,365)
4,000,000,000	Chilean Peso	SSB	7/06/21	(4,882,813)	(5,632,519)	(749,706)
6,000,000,000	Chilean Peso	JPM	12/20/21	(8,198,962)	(8,451,479)	(252,517)
150,000,000	Chinese Yuan	JPM	1/12/21	(21,388,849)	(23,070,883)	(1,682,034)
140,000,000	Chinese Yuan	JPM	5/24/21	(19,399,449)	(21,348,866)	(1,949,417)
200,000,000	Chinese Yuan	SSB	5/25/21	(27,763,703)	(30,496,561)	(2,732,858)
145,000,000	Chinese Yuan	SSB	7/06/21	(20,134,694)	(22,054,891)	(1,920,197)
275,000,000	Chinese Yuan	SSB	11/30/21	(40,696,126)	(41,471,946)	(775,820)
200,000,000	Chinese Yuan	JPM	1/06/22	(29,998,050)	(30,096,366)	(98,316)
100,000,000	European Union Euro	SSB	4/06/21	(110,390,500)	(122,619,387)	(12,228,887)
60,000,000	European Union Euro	BNY	5/03/21	(65,572,200)	(73,615,908)	(8,043,708)
50,000,000	European Union Euro	NTC	5/14/21	(54,662,750)	(61,361,635)	(6,698,885)
75,000,000	European Union Euro	BNY	5/17/21	(82,074,750)	(92,048,609)	(9,973,859)
75,000,000	European Union Euro	BNY	6/14/21	(85,478,250)	(92,106,110)	(6,627,860)
75,000,000	European Union Euro	SSB	11/12/21	(89,366,100)	(92,429,211)	(3,063,111)
250,000,000	European Union Euro	SSB	11/22/21	(299,028,750)	(308,169,271)	(9,140,521)
65,000,000	European Union Euro	SSB	11/29/21	(77,613,575)	(80,137,101)	(2,523,526)
100,000,000	European Union Euro	NTC	11/29/21	(119,361,400)	(123,287,848)	(3,926,448)
50,000,000	European Union Euro	SSB	12/01/21	(60,075,000)	(61,646,802)	(1,571,802)
40,000,000	Great Britain Pound Sterling	JPM	1/12/21	(52,913,000)	(54,683,109)	(1,770,109)
50,000,000	Great Britain Pound Sterling	SSB	6/14/21	(63,634,600)	(68,409,075)	(4,774,475)
80,000,000	Great Britain Pound Sterling	JPM	7/06/21	(99,234,160)	(109,466,777)	(10,232,617)
75,000,000	Great Britain Pound Sterling	NTC	7/22/21	(94,645,800)	(102,636,049)	(7,990,249)
85,000,000	Great Britain Pound Sterling	NTC	8/02/21	(110,194,850)	(116,329,385)	(6,134,535)
75,000,000	Great Britain Pound Sterling	NTC	9/07/21	(100,580,625)	(102,668,214)	(2,087,589)
68,000,000	Great Britain Pound Sterling	JPM	9/20/21	(87,830,840)	(93,093,917)	(5,263,077)
250,000,000	Hong Kong Dollar	SSB	4/19/21	(32,167,166)	(32,249,723)	(82,557)
300,000,000	Hong Kong Dollar	NTC	4/23/21	(38,590,669)	(38,699,705)	(109,036)
85,000,000	Hong Kong Dollar	NTC	6/04/21	(10,869,287)	(10,965,027)	(95,740)
200,000,000	Hong Kong Dollar	BNY	8/23/21	(25,762,904)	(25,800,031)	(37,127)
4,000,000,000	Japanese Yen	NTC	3/25/21	(36,726,899)	(38,779,664)	(2,052,765)
2,220,000,000	Japanese Yen	BNY	6/04/21	(20,951,302)	(21,542,913)	(591,611)
3,350,000,000	Japanese Yen	SSB	9/24/21	(30,601,991)	(32,561,991)	(1,960,000)
1,700,000,000	Japanese Yen	JPM	10/04/21	(16,093,958)	(16,526,495)	(432,537)
3,000,000,000	Japanese Yen	JPM	11/19/21	(28,240,610)	(29,184,710)	(944,100)
3,000,000,000	Japanese Yen	JPM	2/10/22	(28,304,610)	(29,223,740)	(919,130)
3,500,000,000	Japanese Yen	JPM	3/03/22	(33,325,938)	(34,106,605)	(780,667)
3,000,000,000	Japanese Yen	BNY	3/23/22	(28,865,583)	(29,244,233)	(378,650)
450,000,000	Mexican Peso	BNY	3/25/21	(17,608,518)	(22,365,482)	(4,756,964)
210,000,000	Mexican Peso	BNY	5/03/21	(8,191,446)	(10,389,576)	(2,198,130)
100,000,000	Mexican Peso	JPM	5/21/21	(3,982,477)	(4,937,003)	(954,526)
185,000,000	Philippine Peso	JPM	11/03/21	(3,763,605)	(3,813,085)	(49,480)
50,000,000	Singapore Dollar	SSB	1/04/21	(37,218,997)	(37,831,572)	(612,575)
12,000,000	Singapore Dollar	SSB	3/08/21	(8,663,009)	(9,080,080)	(417,071)
90,000,000	Singapore Dollar	JPM	5/14/21	(63,757,438)	(68,113,149)	(4,355,711)
85,000,000	Singapore Dollar	SSB	6/14/21	(61,260,422)	(64,334,891)	(3,074,469)
55,000,000	Singapore Dollar	JPM	6/25/21	(39,505,818)	(41,629,792)	(2,123,974)
54,000,000	Singapore Dollar	NTC	8/06/21	(39,273,013)	(40,877,837)	(1,604,824)
70,000,000	Singapore Dollar	JPM	12/20/21	(52,665,237)	(53,010,551)	(345,314)
53,000,000	Singapore Dollar	SSB	1/06/22	(40,055,897)	(40,138,606)	(82,709)
60,000,000,000	South Korean Won	SSB	3/08/21	(50,772,160)	(55,252,394)	(4,480,234)
14,400,000,000	South Korean Won	JPM	5/03/21	(11,881,188)	(13,257,455)	(1,376,267)
22,000,000,000	South Korean Won	JPM	8/23/21	(18,596,788)	(20,248,504)	(1,651,716)
66,500,000	Swedish Krona	BNY	3/04/21	(6,976,208)	(8,102,940)	(1,126,732)
120,000,000	Swedish Krona	SSB	4/19/21	(12,050,008)	(14,628,662)	(2,578,654)
160,000,000	Swedish Krona	SSB	8/19/21	(18,482,580)	(19,526,965)	(1,044,385)
140,000,000	Swedish Krona	BNY	9/10/21	(16,066,285)	(17,089,823)	(1,023,538)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Schedule of Forward Exchange Contracts

December 31, 2020 (Unaudited)						Unrealized
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/20*	Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a)(continued)
30,000,000	Swiss Franc	JPM	1/12/21	$(31,638,895)	$(33,951,358)	$(2,312,463)
30,000,000	Swiss Franc	NTC	3/08/21	(31,953,986)	(34,006,827)	(2,052,841)
80,000,000	Swiss Franc	NTC	4/06/21	(83,652,695)	(90,763,968)	(7,111,273)
60,000,000	Swiss Franc	NTC	5/03/21	(62,278,134)	(68,126,181)	(5,848,047)
130,000,000	Swiss Franc	BNY	11/29/21	(143,948,621)	(148,519,179)	(4,570,558)
130,000,000	Swiss Franc	SSB	12/01/21	(144,696,860)	(148,527,959)	(3,831,099)
100,000,000	Swiss Franc	JPM	12/27/21	(114,213,923)	(114,340,677)	(126,754)
450,000,000	Thai Baht	JPM	4/23/21	(13,748,854)	(15,021,749)	(1,272,895)
420,000,000	Thai Baht	BNY	6/25/21	(13,470,173)	(14,019,894)	(549,721)
400,000,000	Thai Baht	JPM	6/28/21	(12,960,923)	(13,352,261)	(391,338)
200,000,000	Thai Baht	BNY	9/10/21	(6,331,118)	(6,675,689)	(344,571)
240,000,000	Thai Baht	NTC	1/06/22	(7,974,614)	(8,009,977)	(35,363)
TOTAL				$(3,451,095,927)	$(3,639,324,675)	$(188,228,748)

Unrealized Depreciation on Forward Contracts (Net)						$(183,308,507)

* See Note 1 in Notes to Financial Statements.

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY — The Bank of New York Mellon

JPM — JPMorgan Chase Bank NA

NTC — Northern Trust Company

SSB — State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged
Portfolio of Investments

December 31, 2020 (Unaudited)

Shares		Value*

COMMON STOCKS—94.6%

	Canada—0.7%
3,500	E-L Financial Corp., Ltd.	$2,103,709
	Miscellaneous Security(a)	1,233,212

		3,336,921

	China—6.8%
1,232,000	A-Living Smart City Services Co., Ltd.	5,467,301
30,950	Alibaba Group Holding, Ltd., Sponsored ADR(b)	7,202,993
53,005	Baidu Inc., Sponsored ADR(b)	11,461,801
4,580,000	Dali Foods Group Co., Ltd.	2,617,261
578,670	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	1,726,518
357,122	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	530,146
56,100	Wuliangye Yibin Co., Ltd., Class A	2,510,266
	Miscellaneous Security(a)	1,098,620

		32,614,906

	France—16.1%
18,974	Alten SA(b)	2,154,856
1,410,755	Bollore SA	5,849,821
47,530	Cie Generale des Etablissements Michelin	6,129,330
455,670	CNP Assurances(b)	7,414,803
100,940	Rubis SCA	4,673,533
128,602	Safran SA(b)	18,255,608
382,960	SCOR SE(b)	12,441,218
517,117	Tarkett SA(b)	9,114,341
250,808	Total SA	10,842,270

		76,875,780

	Germany—6.7%
200,055	BASF SE	15,837,476
52,550	Henkel AG & Co., KGaA	5,071,624
89,671	Krones AG	7,240,448
13,543	Muenchener Rueckversicherungs AG	4,030,239

		32,179,787

	Hong Kong—3.3%
621,500	CK Hutchison Holdings, Ltd.	4,338,427
4,870,000	Emperor Entertainment Hotel, Ltd.	666,481
316,349	Great Eagle Holdings, Ltd.	869,158
734,000	Hang Lung Group, Ltd.	1,824,267
199,300	Jardine Strategic Holdings, Ltd.	4,953,981
485,000	Kingboard Holdings Ltd.	2,045,944
109,796	Miramar Hotel & Investment	184,206
1,580,000	Tai Cheung Holdings, Ltd.	963,732

		15,846,196

	Italy—0.2%
66,455	SOL SpA	1,138,354

	Japan—6.3%
166,700	ADEKA Corp.	2,915,216
445,200	Astellas Pharma, Inc.	6,894,038
110,200	Ebara Corp.	3,606,990

Shares		Value*

	Japan (continued)
111,200	Fuji Seal International, Inc.	$2,175,822
6,000	Fukuda Denshi Company, Ltd.	464,703
20,600	Kamigumi Co., Ltd.	376,365
88,700	Konishi Co., Ltd.	1,439,886
216,400	Kuraray Co., Ltd.	2,304,269
83,600	NGK Spark Plug Co., Ltd.	1,427,772
31,900	Okamoto Industries, Inc.	1,223,840
67,300	Shizuoka Gas Co., Ltd.	674,909
156,900	Yamaha Motor Co., Ltd.	3,202,801
227,400	Zeon Corp.	3,266,959

		29,973,570

	Mexico—1.7%
120,800	Coca-Cola FEMSA SA de CV, Sponsored ADR	5,568,880
657,344	Megacable Holdings SAB de CV	2,380,565

		7,949,445

	Netherlands—2.3%
37,400	Heineken NV	4,169,454
71,375	Heineken Holding NV	6,707,701

		10,877,155

	Philippines—0.3%
6,997,100	Alliance Global Group, Inc.	1,544,837

	Singapore—3.5%
467,100	DBS Group Holdings, Ltd.	8,851,552
461,100	United Overseas Bank, Ltd.	7,858,883

		16,710,435

	South Korea—2.8%
27,647	Dongsuh Companies Inc.	864,990
132,823	Hankook Technology Group Co., Ltd.	1,795,385
17,345	Hyundai Mobis Co., Ltd.	4,082,426
37,361	Kangnam Jevisco Co., Ltd.	757,339
60,800	LG Corp.	4,906,128
13,800	Samchully Co., Ltd.	1,035,636

		13,441,904

	Sweden—2.5%
38,380	Autoliv, Inc.	3,534,798
368,808	Trelleborg AB, Class B (b)	8,206,980

		11,741,778

	Switzerland—13.3%
17,047	Coltene Holding AG	1,658,512
967	Conzzeta AG, Registered	1,191,109
135,665	Nestlé SA, Registered	16,061,630
115,594	Novartis AG, Registered	10,900,717
5,015	Phoenix Mecano AG	2,635,293
45,290	Roche Holding AG	15,798,533
25,789	TX Group AG	2,063,929
30,649	Zurich Insurance Group AG	12,935,867

		63,245,590

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged
Portfolio of Investments

December 31, 2020 (Unaudited)

Shares		Value*

	Thailand—1.0%
1,220,100	Bangkok Bank Public Co., Ltd., NVDR	$4,824,410

	United Kingdom—18.4%
830,013	Babcock International Group plc (b)	3,170,412
1,165,123	BAE Systems plc	7,766,817
1,502,960	CNH Industrial NV (b)	18,922,217
352,603	Diageo plc	13,946,453
618,690	GlaxoSmithKline plc	11,316,214
1,075,730	Inchcape plc (b)	9,466,124
1,504,280	Johnson Service Group plc (b)	2,878,786
744,541	Lookers plc (b)(c)	213,728
1,292,153	Standard Chartered plc (b)	8,201,797
179,337	Unilever plc	10,875,938
2,741,248	Vertu Motors plc	1,231,321

		87,989,807

	United States—8.7%
7,345	AutoZone Inc. (b)	8,707,057
41,700	Berkshire Hathaway Inc., Class B (b)	9,668,979
212,500	Cisco Systems, Inc.	9,509,375
78,600	Johnson & Johnson	12,370,068
14,700	Phillips 66	1,028,118

		41,283,597

TOTAL COMMON STOCKS (Cost $357,591,723)		451,574,472

PREFERRED STOCKS—0.8%

	Chile—0.5%
940,000	Embotelladora Andina SA, Class A	2,090,359

	Germany—0.3%
29,000	Jungheinrich AG	1,298,119
648	KSB AG	178,707

		1,476,826

TOTAL PREFERRED STOCKS (Cost $3,455,380)		3,567,185

REGISTERED INVESTMENT COMPANY—5.7%
27,337,789	Dreyfus Government Securities Cash Management - Institutional Shares 0.01% (d) (Cost $27,337,789)	27,337,789

INVESTMENTS IN SECURITIES (Cost $388,384,892)	101.1%	482,479,446

OTHER ASSETS AND LIABILITIES (Net)	(1.1)	(5,363,995)

NET ASSETS	100.0%	$477,115,451

*	See Note 1 in Notes to Portfolio of Investments.
(a)

Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $2,331,832 represents 0.5% of the net assets of the Fund.

(b)	Non-income producing security.
(c)	Investments determined using significant unobservable inputs (Level 3). The value of such security is $213,728 or 0.04% of net assets.
(d)	Rate disclosed is the 7-day yield at December 31, 2020.

Abbreviations:
ADR	—	American Depositary Receipt
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged
Sector Diversification

December 31, 2020 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Capital Goods	19.3%
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Insurance	10.2
Materials	6.9
Beverage	6.9
Banks	6.2
Retailing	5.6
Food	4.4
Automobiles & Components	3.9
Software & Services	2.9
Household & Personal Products	3.3
Technology Hardware & Equipment	2.6
Energy	2.5
Real Estate	2.1
Utilities	1.3
Transportation	1.3
Commercial Services & Supplies	1.3
Media	0.9
Health Care Equipment & Services	0.4
Diversified Financials	0.4
Consumer Services	0.2

Total Common Stocks	94.6
Preferred Stocks	0.8
Registered Investment Company	5.7
Other Assets and Liabilities (Net)	(1.1)

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged
Portfolio Composition

December 31, 2020 (Unaudited)

Portfolio Composition	Percentage of Net Assets

United Kingdom	18%
France	16
Switzerland	13
United States	9
Germany	7
China	7
Japan	6
Singapore	4
Other Countries(a)	15
Money Market Funds and Other Assets and Liabilities (Net)	5

Total	100%

(a) “Other Countries” include Canada, Chile, Hong Kong, Italy, Mexico, Netherlands, Philippines, South Korea, Sweden and Thailand

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Portfolio of Investments

December 31, 2020 (Unaudited)

Shares		Value*

COMMON STOCKS—97.7%

	Canada—0.3%
	Miscellaneous Security(a)	$1,114,373

	China—4.3%
26,135	Alibaba Group Holding, Ltd., Sponsored ADR(b)	6,082,399
36,000	Baidu Inc., Sponsored ADR(b)	7,784,640
3,283,500	Dali Foods Group Co., Ltd.	1,876,370
419,200	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	1,250,724
345,561	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	512,984

		17,507,117

	France—11.0%
1,169,955	Bollore SA	4,851,322
341,035	CNP Assurances(b)	5,549,427
90,730	Rubis SCA	4,200,809
66,120	Safran SA(b)	9,386,019
235,186	SCOR SE(b)	7,640,485
149,815	Tarkett SA(b)	2,640,534
236,380	Total SA	10,218,557

		44,487,153

	Germany—5.6%
70,927	BASF SE	5,614,979
84,400	Henkel AG & Co., KGaA	8,145,482
47,578	Krones AG	3,841,666
17,600	Muenchener Rueckversicherungs AG	5,237,555

		22,839,682

	Hong Kong—1.9%
476,000	CK Hutchison Holdings, Ltd.	3,322,753
906,000	Hang Lung Group, Ltd.	2,251,752
90,700	Jardine Strategic Holdings, Ltd.	2,254,521

		7,829,026

	Japan—3.2%
265,300	Astellas Pharma, Inc.	4,108,239
41,700	Fuji Seal International, Inc.	815,933
191,400	Kuraray Co., Ltd.	2,038,064
131,800	Yamaha Motor Co., Ltd.	2,690,434
228,400	Zeon Corp.	3,281,325

		12,933,995

	Mexico—1.0%
89,265	Coca-Cola FEMSA SA de CV, Sponsored ADR(c)	4,115,117

	Netherlands—3.8%
162,300	Heineken Holding NV	15,252,678

	Philippines—0.4%
6,542,900	Alliance Global Group, Inc.	1,444,557

	Singapore—2.3%
550,917	United Overseas Bank, Ltd.	9,389,704

Shares		Value*

	South Korea—1.1%
56,800	LG Corp.	$4,583,356

	Sweden—2.5%
33,021	Autoliv, Inc.	3,041,234
324,795	Trelleborg AB, Class B(b)	7,227,571

		10,268,805

	Switzerland—11.9%
907	Conzzeta AG, Registered	1,117,203
136,233	Nestlé SA, Registered, Sponsored ADR	16,048,247
102,189	Novartis AG, Registered	9,636,602
43,530	Roche Holding AG	15,184,592
14,882	Zurich Insurance Group AG	6,281,170

		48,267,814

	United Kingdom—15.3%
727,850	Babcock International Group plc(b)	2,780,178
1,049,400	BAE Systems plc	6,995,397
929,315	CNH Industrial NV(b)	11,700,045
97,800	Diageo plc, Sponsored ADR	15,531,618
343,309	GlaxoSmithKline plc	6,279,329
282,425	Inchcape plc(b)	2,485,261
723,592	Johnson Service Group plc(b)	1,384,760
351,165	Standard Chartered plc(b)	2,228,981
205,900	Unilever plc, Sponsored ADR	12,428,124

		61,813,693

	United States—33.1%
46,230	3M Co.	8,080,542
6,150	Alphabet Inc., Class A(b)	10,778,736
5,490	Alphabet Inc., Class C(b)	9,617,821
8,865	AutoZone Inc.(b)	10,508,926
76,760	Bank of America Corp.	2,326,596
178,049	Bank of New York Mellon Corp./The	7,556,400
80	Berkshire Hathaway Inc., Class A(b)	27,825,200
15,785	Carlisle Cos, Inc.	2,465,301
94,100	Cisco Systems, Inc.	4,210,975
140,841	Comcast Corp., Class A	7,380,068
107,535	Enterprise Products Partners LP	2,106,611
125,210	Fox Corp., Class B	3,616,065
7,420	Goldman Sachs Group Inc./The	1,956,728
37,720	Intel Corp.	1,879,210
100,063	Johnson & Johnson	15,747,915
36,818	National Western Life Insurance Co., Class A	7,600,708
50,625	Truist Financial Corp.	2,426,456
263,163	Wells Fargo & Co.	7,942,259

		134,026,517

TOTAL COMMON STOCKS (Cost $209,993,394)		395,873,587

PREFERRED STOCK—0.3%

	Chile—0.3%
492,000	Embotelladora Andina SA, Class A (Cost $918,376)	1,094,103

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Portfolio of Investments

December 31, 2020 (Unaudited)

Shares			Value*

REGISTERED INVESTMENT COMPANY—1.9%
7,783,825	Dreyfus Government Securities Cash Management - Institutional Shares 0.01% (d) (Cost $7,783,825)		$7,783,825

Face Value

U.S. TREASURY BILL—2.5%
$ 10,000,000	0.086%(e), due 06/03/2021(c) (Cost $9,996,388)		9,996,552

INVESTMENTS IN SECURITIES (Cost $228,691,983)		102.4%	414,748,067
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)		(2.5)	(10,132,129)
OTHER ASSETS AND LIABILITIES (Net)		0.1	393,740

NET ASSETS		100.0%	$405,009,678

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Represents an issuer where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $1,114,373 represents 0.3% of the net assets of the Fund.
(b)	Non-income producing security.
(c)	This position has been segregated to cover certain open forward contracts. At December 31, 2020, liquid assets totaling $14,111,669 have been segregated to cover such open forward contracts.
(d)	Rate disclosed is the 7-day yield at December 31, 2020.
(e)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR — American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Sector Diversification

December 31, 2020 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Capital Goods	16.5%
Insurance	14.9
Pharmaceuticals, Biotechnology & Life Sciences	12.6
Beverage	8.6
Food	7.8
Software & Services	7.0
Banks	5.4
Retailing	4.7
Energy	3.0
Diversified Financials	2.9
Materials	2.9
Media	2.7
Household & Personal Products	2.0
Automobiles & Components	1.4
Transportation	1.2
Technology Hardware & Equipment	1.0
Utilities	1.0
Commercial Services & Supplies	1.0
Real Estate	0.6
Semiconductors & Semiconductor Equipment	0.5

Total Common Stocks	97.7
Preferred Stocks	0.3
Registered Investment Company	1.9
U.S. Treasury Bill	2.5
Unrealized Depreciation on Forward Contracts	(2.5)
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Portfolio Composition

December 31, 2020 (Unaudited)

Portfolio Composition	Percentage of Net Assets

United States	33%
United Kingdom	15
Switzerland	12
France	11
Germany	6
China	4
Netherlands	4
Japan	3
Other Countries(a)	10
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	2

Total	100%

(a)	“Other Countries” include Canada, Chile, Hong Kong, Mexico, Philippines, Singapore, South Korea and Sweden

(b)	Includes Unrealized Depreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Schedule of Forward Exchange Contracts

December 31, 2020 (Unaudited)						Unrealized
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/20*	Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
3,100,000	Great Britain Pound Sterling	SSB	3/08/21	$4,006,759	$4,239,357	$232,598
9,000,000	Singapore Dollar	SSB	1/04/21	6,797,070	6,809,683	12,613
TOTAL				$10,803,829	$11,049,040	$245,211

FORWARD EXCHANGE CONTRACTS TO SELL(a)
1,400,000	Canadian Dollar	SSB	1/04/22	$(1,096,831)	$(1,099,305)	$(2,474)
786,000,000	Chilean Peso	SSB	7/22/21	(999,364)	(1,106,824)	(107,460)
10,500,000	Chinese Yuan	BNY	3/15/21	(1,485,958)	(1,608,105)	(122,147)
8,000,000	Chinese Yuan	JPM	5/04/21	(1,118,060)	(1,221,392)	(103,332)
14,150,000	Chinese Yuan	SSB	5/25/21	(1,964,282)	(2,157,632)	(193,350)
9,000,000	Chinese Yuan	BNY	8/23/21	(1,273,327)	(1,365,095)	(91,768)
26,650,000	Chinese Yuan	JPM	1/06/22	(3,997,240)	(4,010,341)	(13,101)
8,000,000	European Union Euro	NTC	3/25/21	(8,655,200)	(9,806,970)	(1,151,770)
7,000,000	European Union Euro	BNY	5/03/21	(7,650,090)	(8,588,523)	(938,433)
16,000,000	European Union Euro	BNY	5/10/21	(17,520,320)	(19,633,972)	(2,113,652)
7,000,000	European Union Euro	BNY	6/14/21	(7,977,970)	(8,596,570)	(618,600)
3,500,000	European Union Euro	NTC	10/15/21	(4,148,536)	(4,310,547)	(162,011)
3,100,000	Great Britain Pound Sterling	SSB	3/08/21	(3,991,802)	(4,239,357)	(247,555)
12,000,000	Great Britain Pound Sterling	JPM	7/06/21	(14,885,124)	(16,420,017)	(1,534,893)
4,000,000	Great Britain Pound Sterling	NTC	7/22/21	(5,047,776)	(5,473,922)	(426,146)
3,000,000	Great Britain Pound Sterling	BNY	9/02/21	(3,968,850)	(4,106,592)	(137,742)
7,000,000	Great Britain Pound Sterling	SSB	1/06/22	(9,542,288)	(9,590,092)	(47,804)
15,000,000	Hong Kong Dollar	SSB	4/19/21	(1,930,030)	(1,934,983)	(4,953)
10,000,000	Hong Kong Dollar	NTC	6/04/21	(1,278,740)	(1,290,003)	(11,263)
14,000,000	Hong Kong Dollar	BNY	8/23/21	(1,803,403)	(1,806,002)	(2,599)
350,000,000	Japanese Yen	JPM	11/19/21	(3,294,738)	(3,404,883)	(110,145)
160,000,000	Japanese Yen	SSB	12/27/21	(1,512,859)	(1,557,402)	(44,543)
310,000,000	Japanese Yen	JPM	2/10/22	(2,924,810)	(3,019,786)	(94,976)
45,000,000	Mexican Peso	JPM	5/21/21	(1,792,115)	(2,221,651)	(429,536)
50,000,000	Philippine Peso	JPM	11/03/21	(1,017,191)	(1,030,564)	(13,373)
9,000,000	Singapore Dollar	SSB	1/04/21	(6,699,419)	(6,809,683)	(110,264)
1,800,000	Singapore Dollar	SSB	9/02/21	(1,318,556)	(1,362,700)	(44,144)
10,000,000	Singapore Dollar	SSB	1/06/22	(7,557,716)	(7,573,322)	(15,606)
4,500,000,000	South Korean Won	JPM	2/26/21	(3,754,067)	(4,144,001)	(389,934)
34,500,000	Swedish Krona	NTC	8/06/21	(3,952,750)	(4,209,959)	(257,209)
5,000,000	Swiss Franc	NTC	5/03/21	(5,189,845)	(5,677,182)	(487,337)
3,000,000	Swiss Franc	BNY	11/22/21	(3,328,895)	(3,426,657)	(97,762)
8,000,000	Swiss Franc	JPM	12/01/21	(8,901,400)	(9,140,182)	(238,782)
10,000,000	Swiss Franc	JPM	12/27/21	(11,421,392)	(11,434,068)	(12,676)
TOTAL				$(163,000,944)	$(173,378,284)	$(10,377,340)

Unrealized Depreciation on Forward Contracts (Net)						$(10,132,129)

*	See Note 1 in Notes to Financial Statements.

(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY — The Bank of New York Mellon

JPM — JPMorgan Chase Bank NA

NTC — Northern Trust Company

SSB — State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Portfolio of Investments

December 31, 2020 (Unaudited)

Shares		Value*

COMMON STOCKS—96.6%

	China—0.5%
941,000	Dali Foods Group Co., Ltd.	$537,738

	France—14.9%
24,982	Cie Generale des Etablissements Michelin	3,221,606
169,500	CNP Assurances(a)	2,758,156
92,555	Orange SA	1,102,333
23,955	Rubis SCA	1,109,119
26,555	Safran SA(a)	3,769,597
109,810	SCOR SE(a)	3,567,396
44,294	Tarkett SA(a)	780,695

		16,308,902

	Germany—10.7%
59,640	BASF SE	4,721,437
11,335	Muenchener Rueckversicherungs AG	3,373,164
21,595	Siemens AG	3,115,522
12,442	Siemens Energy AG(a)	456,702

		11,666,825

	Hong Kong—4.1%
177,500	CK Hutchison Holdings, Ltd.	1,239,052
407,000	Hang Lung Group, Ltd.	1,011,549
40,300	Jardine Matheson Holdings, Ltd.	2,254,307

		4,504,908

	Japan—2.1%
106,700	Astellas Pharma, Inc.	1,652,277
56,600	Kuraray Co., Ltd.	602,688

		2,254,965

	Mexico—2.2%
52,445	Coca-Cola FEMSA SA de CV, Sponsored ADR	2,417,715

	Singapore—6.3%
187,500	DBS Group Holdings, Ltd.	3,553,128
196,400	United Overseas Bank, Ltd.	3,347,397

		6,900,525

	Sweden—3.1%
10,925	Autoliv, Inc.	1,006,192
109,875	Trelleborg AB, Class B(a)	2,445,017

		3,451,209

	Switzerland—15.9%
52,665	Nestlé SA, Registered	6,235,107
32,227	Novartis AG, Registered	3,039,063
12,905	Roche Holding AG	4,501,658
8,627	Zurich Insurance Group AG	3,641,154

		17,416,982

	Thailand—1.4%
386,200	Bangkok Bank Public Co., Ltd., NVDR	1,527,077

Shares		Value*

	United Kingdom—15.6%
485,455	BAE Systems plc	$3,236,087
152,075	Diageo plc	6,014,999
171,070	GlaxoSmithKline plc	3,128,974
228,905	Inchcape plc(a)	2,014,300
44,585	Unilever plc	2,703,869

		17,098,229

	United States—19.8%
17,120	3M Co.	2,992,405
11,680	AbbVie Inc.	1,251,512
41,145	Bank of America Corp.	1,247,105
9,625	Carlisle Cos, Inc.	1,503,233
57,671	Cisco Systems, Inc.	2,580,777
28,760	Enterprise Products Partners LP	563,408
22,120	Intel Corp.	1,102,018
21,735	Johnson & Johnson	3,420,654
30,645	Truist Financial Corp.	1,468,815
30,030	US Bancorp	1,399,098
71,216	Verizon Communications, Inc.	4,183,940

		21,712,965

TOTAL COMMON STOCKS (Cost $ 70,939,876)		105,798,040

REGISTERED INVESTMENT COMPANY—4.9%
5,333,907	Dreyfus Government Securities Cash Management - Institutional Shares 0.01% (b) (Cost $5,333,907)	5,333,907

INVESTMENTS IN SECURITIES (Cost $ 76,273,783)	101.5%	111,131,947
OTHER ASSETS AND LIABILITIES (Net)	(1.5)	(1,692,736)

NET ASSETS	100.0%	$109,439,211

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at December 31, 2020.

Abbreviations:

NVDR — Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Sector Diversification

December 31, 2020 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Capital Goods	19.5%
Pharmaceuticals, Biotechnology & Life Sciences	15.5
Insurance	12.2
Banks	11.4
Beverage	7.7
Food	6.2
Materials	4.9
Telecommunication Services	4.8
Automobiles & Components	3.9
Household & Personal Products	2.5
Technology Hardware & Equipment	2.4
Retailing	1.8
Utilities	1.0
Semiconductors & Semiconductor Equipment	1.0
Energy	0.9
Real Estate	0.9

Total Common Stocks	96.6
Registered Investment Company	4.9
Other Assets and Liabilities (Net)	(1.5)

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Portfolio Composition

December 31, 2020 (Unaudited)

Portfolio Composition	Percentage of Net Assets

United States	20%
Switzerland	16
United Kingdom	16
France	15
Germany	11
Singapore	6
Hong Kong	4
Sweden	3
Other Countries(a)	6
Money Market Funds and Other Assets and Liabilities (Net)	3

Total	100%

(a)	“Other Countries” include China, Japan, Mexico and Thailand

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by Tweedy, Browne Company LLC (the “Investment Adviser”) under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Company has retained a third-party service provider that, under certain circumstances selected by the Company, provides fair value pricing for international equity securities whose principal markets are no longer open when the Funds calculate their net asset values.

This means that a Fund’s net asset value may be based, at least in part, on prices other than those determined as of the close of the principal market in which such asset trade. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser. Investments in open-end mutual funds are valued at net asset value (NAV).

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of December 31, 2020. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

Global Value Fund	Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$65,124,210	$65,124,210	$—	$—
China	312,195,229	293,460,038	18,735,191
Czech Republic	1,955,461	—	1,955,461	—
France	892,391,895	—	892,391,895	—
Germany	451,576,051	—	451,576,051	—
Hong Kong	156,437,215	—	156,437,215	—
Italy	74,771,140	74,771,140	—	—
Japan	287,361,787	—	287,361,787	—
Mexico	70,712,560	70,712,560	—	—
Netherlands	251,542,875	—	251,542,875	—
Philippines	4,991,674	—	4,991,674	—
Singapore	316,803,009	—	316,803,009	—
South Korea	137,085,254	—	137,085,254	—
Sweden	153,387,994	60,905,730	92,482,264	—
Switzerland	1,003,505,068	57,521,433	945,983,635	—
Thailand	56,035,983	—	56,035,983	—
United Kingdom	1,104,805,039	105,905,703	993,932,017	4,967,319
United States	710,299,205	710,299,205	—	—
Preferred Stocks
Chile	24,559,493	24,559,493	—	—
Croatia	10,303,331	10,303,331	—	—
Germany	1,227,599	—	1,227,599	—
Registered Investment Company	170,343,344	170,343,344	—	—
U.S. Treasury Bill	124,971,068	—	124,971,068	—
Total Investments in Securities	6,382,386,484	1,643,906,187	4,733,512,978	4,967,319
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	4,920,241	—	4,920,241	—
Liability
Unrealized depreciation of forward exchange contracts	(188,228,748)	—	(188,228,748)	—
Total	$6,199,077,977	$1,643,906,187	$4,550,204,471	$4,967,319

Global Value Fund II – Currency Unhedged	Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$3,336,921	$1,233,212	$2,103,709	$—
China	32,614,906	22,901,578	9,713,328	—
France	76,875,780	—	76,875,780	—
Germany	32,179,787	—	32,179,787	—
Hong Kong	15,846,196	—	15,846,196	—
Italy	1,138,354	1,138,354	—	—
Japan	29,973,570	—	29,973,570	—
Mexico	7,949,445	7,949,445	—	—
Netherlands	10,877,155	—	10,877,155	—
Philippines	1,544,837	—	1,544,837	—
Singapore	16,710,435	—	16,710,435	—
South Korea	13,441,904	—	13,441,904	—
Sweden	11,741,778	3,534,798	8,206,980	—
Switzerland	63,245,590	4,293,805	58,951,785	—
Thailand	4,824,410	—	4,824,410	—
United Kingdom	87,989,807	13,754,724	74,021,355	213,728
United States	41,283,597	41,283,597	—	—
Preferred Stocks
Chile	2,090,359	2,090,359	—	—
Germany	1,476,826	—	1,476,826	—
Registered Investment Company	27,337,789	27,337,789	—	—
Total	$482,479,446	$125,517,661	$356,748,057	$213,728

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

Value Fund	Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$1,114,373	$1,114,373	$—	$—
China	17,507,117	15,117,763	2,389,354	—
France	44,487,153	—	44,487,153	—
Germany	22,839,682	—	22,839,682	—
Hong Kong	7,829,026	—	7,829,026	—
Japan	12,933,995	—	12,933,995	—
Mexico	4,115,117	4,115,117	—	—
Netherlands	15,252,678	—	15,252,678	—
Philippines	1,444,557	—	1,444,557	—
Singapore	9,389,704	—	9,389,704	—
South Korea	4,583,356	—	4,583,356	—
Sweden	10,268,805	3,041,234	7,227,571	—
Switzerland	48,267,814	16,048,247	32,219,567	—
United Kingdom	61,813,693	29,344,502	32,469,191	—
United States	134,026,517	134,026,517	—	—
Preferred Stock				—
Chile	1,094,103	1,094,103	—	—
Registered Investment Company	7,783,825	7,783,825	—	—
U.S. Treasury Bill	9,996,552	—	9,996,552	—
Total Investments in Securities	414,748,067	211,685,681	203,062,386	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	245,211	—	245,211	—
Liability
Unrealized depreciation of forward exchange contracts	(10,377,340)	—	(10,377,340)	—
Total	$404,615,938	$211,685,681	$192,930,257	$—

Worldwide High Dividend Yield Value Fund	Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
China	$537,738	$—	$537,738	$—
France	16,308,902	1,102,333	15,206,569	—
Germany	11,666,825	456,702	11,210,123	—
Hong Kong	4,504,908	—	4,504,908	—
Japan	2,254,965	—	2,254,965	—
Mexico	2,417,715	2,417,715	—	—
Singapore	6,900,525	—	6,900,525	—
Sweden	3,451,209	1,006,192	2,445,017	—
Switzerland	17,416,982	—	17,416,982	—
Thailand	1,527,077	—	1,527,077	—
United Kingdom	17,098,229	2,703,869	14,394,360	—
United States	21,712,965	21,712,965	—	—
Registered Investment Company	5,333,907	5,333,907	—	—
Total	$111,131,947	$34,733,683	$76,398,264	$—

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. Global Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Global Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the Global Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the nine months ended December 31, 2020:

Shares Held at 3/31/20	Name of Issuer†	Value at 3/31/20	Purchase Cost	Sales Proceeds	Value at 12/31/20	Shares Held at 12/31/20	Change in Net Unrealized Appreciation 4/1/20 to 12/31/20
68,178	Phoenix Mecano AG	$24,098,885	$—	$—	$35,826,326	68,178	$11,727,441
4,763,086	SOL SpA*	51,659,234	—	5,633,824	74,771,140	4,365,000	24,849,017
		$75,758,119	$—	$5,633,824	$110,597,466		$ 36,576,458

    * As of December 31, 2020, Global Value Fund owns less than 5% of the outstanding voting shares.

    † Issuer countries: Switzerland and Italy, respectively.

None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.